Revenue recognition - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Contract liabilities [abstract]
Deferred revenue	€ 458	€ 380
Revenue recognition	€ 372	€ 301	€ 248